T. ROWE PRICE Retirement Income 2020 Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
9/30/25
(Cost and value in $000s)
BOND FUNDS 44.9%
T. Rowe Price Funds:
New Income Fund  24,716 3,989 2,595 3,347,226 26,945
Limited Duration Inflation Focused
Bond Fund  20,378 2,895 2,097 4,627,156 22,303
International Bond Fund (USD
Hedged)  8,887 2,142 929 1,188,020 10,181
Dynamic Global Bond Fund  5,844 749 612 774,483 5,963
Emerging Markets Bond Fund  5,315 606 899 561,131 5,421
U.S. Treasury Long-Term Index
Fund  5,325 637 1,474 695,427 5,056
High Yield Fund  5,191 556 1,351 763,087 4,594
Dynamic Credit Fund  2,138 346 232 254,664 2,269
Floating Rate Fund  1,690 196 363 164,025 1,519
Total Bond Funds (Cost $87,597) 84,251
EQUITY FUNDS 51.4%
T. Rowe Price Funds:
Growth Stock Fund  12,701 923 1,894 109,668 13,533
Value Fund  12,644 830 1,297 273,177 13,490
Hedged Equity Fund  9,322 585 1,111 704,957 9,700
U.S. Large-Cap Core Fund  8,871 553 1,082 202,321 9,349
International Value Equity Fund  6,005 734 933 343,613 7,848
Equity Index 500 Fund  8,264 2,805 3,925 41,576 7,311
Real Assets Fund  5,719 415 555 399,917 6,935
Overseas Stock Fund  6,362 419 1,503 415,740 6,573
International Stock Fund  5,435 359 770 256,780 5,883
Mid-Cap Growth Fund  3,129 192 351 29,523 3,075
Mid-Cap Value Fund  2,895 176 331 85,944 2,890
Emerging Markets Discovery Stock
Fund  2,221 177 216 160,678 2,826
Emerging Markets Stock Fund  1,960 243 204 59,488 2,499
Small-Cap Value Fund  1,811 107 255 31,430 1,771
New Horizons Fund (2) 1,434 81 175 23,422 1,368
Small-Cap Stock Fund  1,591 91 518 20,678 1,256
Total Equity Funds (Cost $65,779) 96,307
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  21 400 386 254 25
Total Other Mutual Funds (Cost $25) 25

T. ROWE PRICE Retirement Income 2020 Fund

$ Value
12/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
9/30/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds  3.7%
T. Rowe Price U.S. Treasury
Money Fund, 4.17% (3) 3,678 8,838 5,646 6,870,420 6,870
Total Short-Term Investments (Cost $6,870) 6,870
Total Investments in Securities 100.0%
(Cost $160,271) $ 187,453
Other Assets Less Liabilities (0.0)% (90)
Net Assets 100.0% $ 187,363
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Income 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (2) $ 17 $ 135
Dynamic Global Bond Fund  (53) (18) 265
Emerging Markets Bond Fund  (128) 399 275
Emerging Markets Discovery Stock Fund  8 644 —
Emerging Markets Stock Fund  (1) 500 —
Equity Index 500 Fund  745 167 68
Floating Rate Fund  (10) (4) 92
Growth Stock Fund  25 1,803 —
Hedged Equity Fund  17 904 —
High Yield Fund  (130) 198 259
International Bond Fund (USD Hedged)  (37) 81 291
International Stock Fund  86 859 —
International Value Equity Fund  132 2,042 —
Limited Duration Inflation Focused Bond Fund  (142) 1,127 294
Mid-Cap Growth Fund  (6) 105 —
Mid-Cap Value Fund  (7) 150 —
New Horizons Fund  (11) 28 —
New Income Fund  (215) 835 944
Overseas Stock Fund  225 1,295 —
Real Assets Fund  3 1,356 —
Small-Cap Stock Fund  4 92 —
Small-Cap Value Fund  (4) 108 —
Transition Fund  8 (10) —
U.S. Large-Cap Core Fund  (1) 1,007 —
U.S. Treasury Long-Term Index Fund  (437) 568 165
Value Fund  25 1,313 —
U.S. Treasury Money Fund, 4.17% — — 176
Totals $ 94# $ 15,566 $ 2,964+

T. ROWE PRICE Retirement Income 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,964 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Income 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Income 2020
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Income 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On September 30, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1083-054Q3 09/25